Nature of Business and Basis of Presentation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended		25 Months Ended	34 Months Ended
	Dec. 31, 2010	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Business And Basis Of Presentation Textual [Abstract]
Entity incorporation date		Dec. 01, 2010		Dec. 01, 2010
Net losses	$ (6,834)	$ (11,404)	$ (7,431)	$ (11,636)	$ (3,464)	$ (21,934)	$ (33,338)